Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 259	$ 1,599	$ 607
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	2,205	517	405
Share-based compensation	338	216	133
Excess tax benefits from share-based compensation plans	(5)
Change in fair value of warrant liability		31	2
Amortization of discount on debt	34	39	3
Amortization of debt issuance costs	16	11	13
Net (gain) loss on sale of assets	(11)	(1,263)	(10)
(Gain) loss on extinguishment of debt	32		3
Results relating to equity-accounted investees	(11)	(9)	(8)
Changes in deferred taxes	(925)	(168)	1
Changes in operating assets and liabilities:
(Increase) decrease in receivables and other current assets	(51)	(78)	(111)
(Increase) decrease in inventories	568	82	(42)
Increase (decrease) in accounts payable and accrued liabilities	(156)	127	222
Decrease (increase) in other non-current assets	5	30	13
Exchange differences	15	193	246
Other items	(10)	3	(9)
Net cash provided by (used for) operating activities	2,303	1,330	1,468
Cash flows from investing activities:
Purchase of identified intangible assets	(59)	(12)	(36)
Capital expenditures on property, plant and equipment	(389)	(341)	(329)
Proceeds from disposals of property, plant and equipment	1	7	4
Proceeds from disposals of assets held for sale			6
Purchase of interests in businesses, net of cash acquired	(202)	(1,692)	(8)
Proceeds from sale of interests in businesses, net of cash divested	20	1,605	1
Proceeds from return of equity investment		1
Other	2	2	(25)
Net cash provided by (used for) investing activities	(627)	(430)	(387)
Cash flows from financing activities:
Net (repayments) borrowings of short-term debt	(6)	(2)	(17)
Amounts drawn under the revolving credit facility	200		800
Repayments under the revolving credit facility	(200)		(950)
Repurchase of long-term debt	(3,295)	(3,586)	(92)
Principal payments on long-term debt	(38)	(32)	(15)
Proceeds from the issuance of long-term debt	3,259	3,680	1,150
Cash paid for debt issuance costs	(26)	(32)	(16)
Proceeds from the sale of warrants			134
Cash paid for Notes hedge derivatives			(208)
Dividends paid to non-controlling interests	(126)	(51)	(50)
Cash proceeds from exercise of stock options	115	51	145
Purchase of treasury shares	(1,280)	(475)	(1,435)
Hold-back payments on prior acquisitions		(2)
Excess tax benefits from share-based compensation plans	5
Net cash provided by (used for) financing activities	(1,392)	(449)	(554)
Effect of changes in exchange rates on cash positions	(4)	(22)	(12)
Increase (decrease) in cash and cash equivalents	280	429	515
Cash and cash equivalents at beginning of period	1,614	1,185	670
Cash and cash equivalents at end of period	1,894	1,614	1,185
Net cash paid during the period for:
Interest	348	172	138
Income taxes	67	40	24
Net gain (loss) on sale of assets:
Cash proceeds from the sale of assets	21	1,612	11
Book value of these assets	(10)	(349)	(10)
Non-cash gains (losses)			9
Net (gain) loss on sale of assets	11	1,263	10
Non-cash investing and financing information:
Issuance of common stock for business combinations		$ 9,686
Exchange of Term Loan B for Term Loan F [Member]
Non-cash investing and financing information:
Exchange of one Term Loan for another	$ 1,422
Exchange of Term Loan A1 for Term Loan E [Member]
Non-cash investing and financing information:
Exchange of one Term Loan for another			400
Available-for-sale Securities [Member]
Non-cash investing and financing information:
Fair value of available-for-sale securities			$ 9